Income taxes (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Effective tax rate	(2.81%)	(4.30%)	(3.04%)	21.10%